LONG-TERM CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
LONG-TERM CONVERTIBLE NOTE
NOTE 10:       LONG-TERM CONVERTIBLE NOTE

On December 5, 2016, the Company entered into a convertible note agreement with a new investor (“Investor”), in the amount of $4,388 net of issuance expenses in the amount of $612. The note has a term of four years with a maturity date of December 5, 2020, should it not be converted before that time. The note shall accrue interest equal to the prime rate, as published by the Wall Street Journal plus 2.5%, if being paid in cash, or 3% if payment is made in securities of the Company’s, per year. The Company bares sole discretion as to how it shall pay interest. The interest will be compounded quarterly so long as it is unpaid, and the loan is unconverted. Conversion to Preferred Shares is dependent on the filing of the amendment of the Article of Association ("AOA"), to include a new class of preferred shares of the Company, by the shareholders.  The shareholders approved the revised Articles of Association during the annual shareholders meeting in October 2017.  As of March 31, 2018, the preferred shares have not been issued and the note has not been converted into preferred shares.  It is not known when or if the conversion will occur.
The Investor has the option to convert any or all Preferred Shares into Ordinary Shares. The number of Ordinary Shares issuable upon conversion of Preferred Shares will be equal to the Stated Value (the Conversion Price of the Note on the date of the exchange of the Note for the Initial Preferred Shares), multiplied by the number of Preferred Shares to be converted, divided by the Conversion Price ($1.776,as adjusted). In no conversion situation may the holder hold more that 9.99% of the outstanding Ordinary Shares.

If at any time after, the Closing Price is 250% greater than the Conversion Price for at least 45 consecutive Trading Days then the Company may elect to require the Investor to convert a portion or all of their outstanding Preferred Shares into Ordinary Shares. The Company is required by the SPA to file a “shelf” registration statement with the SEC.  The “shelf” registration statement has not yet been filed and the Company does not know when it will be filed. Since the “shelf” registration statement has not been filed, the Mandatory Conversion Commencement Date shall be extended until the registration statement is effective.

Subsequent to December 31, 2017, the Company entered into a binding commitment with the Investor which provides for a new credit facility, as described more fully in NOTE 16: SUBSEQUENT EVENTS.  Upon drawing of the funds of thecredit facility, the $5,000 in convertible notes, plus accrued interest, will be exchanged for the second lien term loans provided for in the Term Sheet and the convertibility to convertible preferred shares will be cancelled.